Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short-term debt
Short-term debt from financial institutions	$ 283	$ 313
Current maturities of:
Debentures	441	116
Long-term loans from financial institutions	62	15
Lease Liability	72	68
Total current maturities of short-term debt	575	199
Total Short-Term debt	858	512
Long- term debt and debentures
Long term lease liability	276	270
Loans from financial institutions	734	721
Total long- term debt and debentures	1,010	991
Marketable debentures	1,203	1,329
Non-marketable debentures	191	191
Total Marketable And Non Marketable Debentures	1,394	1,520
Total Long Term Debt And Marketable Debentures	2,404	2,511
Less – current maturities of:
Debentures	441	116
Long-term loans from financial institutions	62	15
Lease liability	72	68
Total current maturities of short-term debt	575	199
Total Long- term debt and debentures	$ 1,829	$ 2,312